Derivative Warrant Liabilities (Details) - shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Private warrants outstanding	261,000	261,000	261,000